[ Janus Henderson Letterhead ]

March 8, 2023

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

JANUS HENDERSON INTERNATIONAL OPPORTUNITIES FUND

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”) is Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on January 31, 2023 (the “Registration Statement”) relating to the registration of an indefinite number of shares of beneficial interest, $0.01 par value, to be issued in connection with the proposed reorganization of Janus Henderson International Opportunities Fund with and into Janus Henderson Overseas Fund, each a series of the Registrant.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Act.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Assistant Secretary of the Registrant

Enclosure (via EDGAR)

cc:	Abigail Murray, Esq.

Thea Kelley